Assets held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncurrent Assets OrDisposal Groups Classified As Held For Sale [Line items]
Assets held for sale	$ 70	$ 982	$ 0
MedImmune | RSV franchise
Noncurrent Assets OrDisposal Groups Classified As Held For Sale [Line items]
Assets held for sale		$ 982